Property, Plant and Equipment	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following as of March 31, 2025 and 2024:

	As of March 31,
	2025	2024

Machinery	$742,909	$744,632
Vehicles	80,568	224,727
Electric equipment	143,325	144,048
Office equipment	76,505	76,890
Leasehold improvement	1,559,764	1,560,897
Total property plant and equipment, at cost	2,603,071	2,751,194
Less: accumulated depreciation	(2,027,478)	(2,023,316)
Less: impairment provision	(397,032)	(399,033)
Total property, plant and equipment, net	$178,561	$328,845

Depreciation expenses were $75,059 and $195,788 for the years ended March 31, 2025 and 2024, respectively. For the years ended March 31, 2025 and 2024, the Company recorded impairment provision for property, plant and equipment of $Nil and $401,995, respectively.

For the year ended March 31, 2025, the Company disposed a vehicle of carrying amount of $76,005 (cost of $136,335 and accumulated depreciation of $60,330). The Company received cash of $65,539 and recorded loss from the disposal of property, plant and equipment of $10,466 in other income (expenses), net.